Investment in Equity-Accounted Associate - Schedule of Investment in Equity-Accounted Associate (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Investment in Equity-Accounted Associate [Abstract]
Investments in associates	$ 350,068	$ 343,239